Categories of Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 67,247	$ 52,286
Commercial real estate	163,459	158,314
Residential real estate	81,498	83,870
Installment loans	17,459	21,284
Total gross loans	329,663	315,754
Less allowance for loan losses	(2,437)	(2,400)	$ (2,894)
Total loans	$ 327,226	$ 313,354